FINANCE LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
FINANCE LEASES	IMPAIRMENT OF RIGHT OF USE ASSETSNo impairment losses were recorded in 2021. In 2020, we recorded an impairment loss of $94.2 million related to our leased vessels. Based on impairment tests performed as of March 31, 2020 on an asset by asset basis, estimated undiscounted cash flows expected to be earned by each of our leased vessels over the remaining lease term were below carrying value of the vessels, and we have adjusted the carrying value of the leased vessels to the fair value of the leased vessels. The impairment consisted of $70.0 million related to seven vessels on financial lease from SFL and $24.2 million related to four vessels on operating leases. FINANCE LEASES
As of December 31, 2021, we held seven vessels under finance lease (December 31, 2020: seven vessels). With reference to Note 11, "Operating Leases", seven of the eight Capesize charters with SFL were amended in December 2019 and resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. The daily time charter rate for vessels classified as finance lease was $19,135 in 2021, of which $7,000 is for operating expenses (including drydocking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $16,435 until June 30, 2025. Subsequently, the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. For the calculation of the profit share element and payment structure, refer to Note 11, "Operating Leases". The average daily rate was calculated to be $19,024 for finance leases in 2021 and there was $9.8 million in profit share for all eight SFL vessels in 2021 ($37.9 thousand and $0.8 million in 2020 and 2019, respectively). Contingent or variable lease expense for the eight SFL leases was recorded in 2021 as interest expense of $2.0 million. In 2020 and 2019 we recorded the variable lease expense of $0.7 million and $1.2 million, respectively. The profit share mechanism has not been adjusted with the increased rate. For a description of purchase options, refer to Note 11, "Operating Leases". The lease term for these vessels has been determined to be 13 years.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2020	193,987
Additions	6,430
Depreciation	(16,928)
Impairment	(70,009)
Balance as of December 31, 2020	113,480
Additions	—
Depreciation	(14,945)
Impairment	—
Balance as of December 31, 2021	98,535

In 2020, we recorded a total of $70.0 million in impairment of right of use assets for vessels under finance leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by the negative market developments in the start of 2020.

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2020	168,708
Additions	17,500
Repayments	(44,368)
Interest expense on obligations under finance lease	9,365
Balance as of January 1, 2021	151,205
Additions	—
Repayments	(32,237)
Interest expense on obligations under finance lease	8,762
Balance as of December 31, 2021	127,730
Current portion	21,755
Non-current portion	105,975

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 6.6 years as of December 31, 2021. The weighted average discount rate was 6.3% and the weighted average lease term was 7.6 years as of December 31, 2020.

The outstanding obligations under finance leases as of December 31, 2021 are payable as follows:

(in thousands of $)
2022	29,061
2023	24,484
2024	24,553
2025	22,551
2026	20,617
Thereafter	32,977
Minimum lease payments	154,243
Less: imputed interest	(26,513)
Present value of obligations under finance leases	127,730
With regard to the eight SFL Capesize vessels, we have a purchase option of $112 million en-bloc in 2025. If such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Our lease obligation is secured by the lessor's title to the leased asset.